ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Alpine Auto Brokers (the “Company”) was organized as Alpine Auto Brokers, LLC in the state of Utah in December 2010. The Company sold automobiles and provided dealer services, for a fee.

The Company was incorporated as Alpine Auto Brokers, Inc. on May 12, 2011, in the State of Nevada for the purpose of locating and purchasing used vehicles at auctions, from private individuals, from other dealers and selling these vehicles specifically to consumers in Salt Lake City, Utah. On January 1, 2014, the Company acquired 100 percent of the membership interests of Alpine Auto Brokers, LLC, a Utah Limited Liability Company formed on December 10, 2010. The Company operated through its wholly owned subsidiary Alpine Auto Brokers, LLC.

The acquisition was accounted for as a reverse recapitalization in which the operating entity’s historical financial statements become those of the “accounting acquirer” in which historical operating results are presented from inception.

The Company has been dormant since October 27, 2016.

On August 18, 2021, the Eight Judicial District Court in Clark County, Nevada Case No: A-20-816619-B appointed Custodian Ventures, managed by David Lazar as the Company’s Receiver.

On January 28, 2022, the Company, amended its articles of incorporation and changed its name back to Alpine Auto Brokers Inc. The change was made because the Company failed to complete its prior name change with FINRA.

On February 9, 2022, as a result of a private transactions, 10,000,000 shares of Series A Preferred Stock, $0.001 par value per share (the “Shares”) of the “Company”, were transferred from Custodian Ventures, LLC to MetaVerse Investment Group (the “Purchaser”). As a result, the Purchaser became the holder of 90% of the voting rights of the issued and outstanding share capital of the Company on a fully-diluted basis of the Company, and became the controlling shareholder. The consideration paid for the Shares was $420,000, with $20,000 being held back pending certain public filings of the Company. The source of the cash consideration for the Shares was personal funds of the Purchaser. In connection with the transaction, David Lazar released the Company from all debts owed to him and/or Custodian Ventures, LLC.

On February 9, 2022, the existing director and officer resigned immediately. Accordingly, David Lazar, serving as a director and an officer, ceased to be the Company’s Chief Executive Officer, Chief Financial Officer, President, Treasurer, Secretary and a Director. At the effective date of the transfer, Zibin Xiao consented to act as the new Chief Executive Officer, President, and member of the Board of Directors. Also on February 9, 2022, Zonghan Wu consented to act as the new CFO, Treasurer, Secretary, and Chairman of the Board of Directors of the Company.

On June 27, 2022, Zibin Xiao resigned as the Chief Executive Officer, President, and member of the Board of Directors. Also on June 27, 2022, Yufeng Zhang consented to act as the new Chief Executive Officer, President, and member of the Board of Directors.

On February 20, 2023, the company signed an agreement with National Holdings Investment Ltd (“NHIL”), a British Virgin Islands company, to issue 10,000,000 ordinary shares of the company to acquire 100% ownership of NHIL.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Alpine Auto Brokers (the “Company”) was organized as Alpine Auto Brokers, LLC in the state of Utah in December 2010. The Company sold automobiles and provided dealer services, for a fee.

The Company was incorporated as Alpine Auto Brokers, Inc. on May 12, 2011, in the State of Nevada for the purpose of locating and purchasing used vehicles at auctions, from private individuals, from other dealers and selling these vehicles specifically to consumers in Salt Lake City, Utah. On January 1, 2014, the Company acquired 100 percent of the membership interests of Alpine Auto Brokers, LLC, a Utah Limited Liability Company formed on December 10, 2010. The Company operated through its wholly owned subsidiary Alpine Auto Brokers, LLC.

The acquisition was accounted for as a reverse recapitalization in which the operating entity’s historical financial statements become those of the “accounting acquirer” in which historical operating results are presented from inception.

The Company has been dormant since October 27, 2016.

On August 18, 2021, the Eight Judicial District Court in Clark County, Nevada Case No: A-20-816619-B appointed Custodian Ventures, managed by David Lazar as the Company’s Receiver.

On January 28, 2022, the Company, amended its articles of incorporation change its name back to Alpine Auto Brokers Inc. The change was made because the Company failed to complete its prior name change with FINRA.

On February 9, 2022, as a result of a private transactions, 10,000,000 shares of Series A Preferred Stock, $0.001 par value per share (the “Shares”) of the “Company”, were transferred from Custodian Ventures, LLC to MetaVerse Investment Group (the “Purchaser”). As a result, the Purchaser became the holder of 90% of the voting rights of the issued and outstanding share capital of the Company on a fully-diluted basis of the Company, and became the controlling shareholder. The consideration paid for the Shares was $420,000, with $20,000 being held back pending certain public filings of the Company. The source of the cash consideration for the Shares was personal funds of the Purchaser. In connection with the transaction, David Lazar released the Company from all debts owed to him and/or Custodian Ventures, LLC.

On February 9, 2022, the existing director and officer resigned immediately. Accordingly, David Lazar, serving as a director and an officer, ceased to be the Company’s Chief Executive Officer, Chief Financial Officer, President, Treasurer, Secretary and a Director. At the effective date of the transfer, Zibin Xiao consented to act as the new Chief Executive Officer, President, and member of the Board of Directors. Also on February 9, 2022, Zonghan Wu consented to act as the new CFO, Treasurer, Secretary, and Chairman of the Board of Directors of the Company.

On June 27, 2022, Zibin Xiao resigned as the Chief Executive Officer, President, and member of the Board of Directors. Also on June 27, 2022, Yufeng Zhang consented to act as the new Chief Executive Officer, President, and member of the Board of Directors.

The Company’s year-end is December 31,